Financial Risk Management - Summary of Reconciliation of Level 3 Fair Value of Other Financial Asset Investment in Shares and Participations (Detail) kr in Millions	12 Months Ended
Dec. 31, 2023 SEK (kr)
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	kr 349,537
Closing balance	297,036
Level 3 [member] | Investment in shares and participations [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	1,986
Additions	206
Disposals	(2)
Gains or losses 1)	(186)
Translation differences	(2)
Closing balance	kr 2,002